UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-13303
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Cimador
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5270
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ James Cimador             Greenwich, Connecticut     August 14, 2009
----------------------------   ------------------------  -------------------
     [Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        0
                                               -------------

Form 13F Information Table Entry Total:                  30
                                               -------------

Form 13F Information Table Value Total:           $1,263,474
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                                Form 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
-------------------------      ----------    ----------  ----------  -------------- ----  ---------- ---------  -------------------
                                TITLE OF                    VALUE      SHRS OR  SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
    NAME OF ISSUER               CLASS        CUSIP       (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
-------------------------      ----------    ---------   ----------  -------------- ----  ---------- ---------  -------- ------ ----

AMAZON COM INC                 COM           023135106     37,473      447,915  SH           SOLE               447,915
AMERICAN TOWER CORP            CL A          029912201     43,419    1,377,080  SH           SOLE             1,377,080
APOLLO GROUP INC               CL A          037604105     71,138    1,000,248  SH           SOLE             1,000,248
APPLE INC                      COM           037833100     81,584      572,803  SH           SOLE               572,803
BAXTER INTL INC                COM           071813109     45,762      864,080  SH           SOLE               864,080
C H ROBINSON WORLDWIDE INC     COM NEW       12541W209     36,743      704,563  SH           SOLE               704,563
CISCO SYS INC                  COM           17275R102     26,152    1,402,254  SH           SOLE             1,402,254
COGNIZANT TECHNOLOGY SOLUTIO   CL A          192446102     54,225    2,030,893  SH           SOLE             2,030,893
COVIDIEN PLC                   SHS           G2554F105     36,884      985,139  SH           SOLE               985,139
CROWN CASTLE INTL CORP         COM           228227104     26,927    1,121,008  SH           SOLE             1,121,008
CTRIP COM INTL LTD             ADR           22943F100     28,503      615,605  SH           SOLE               615,605
DISCOVERY COMMUNICATNS NEW     COM SER A     25470F104     28,329    1,258,505  SH           SOLE             1,258,505
EXPRESS SCRIPTS INC            COM           302182100     62,441      908,231  SH           SOLE               908,231
GOLDMAN SACHS GROUP INC        COM           38141G104     27,457      186,222  SH           SOLE               186,222
GOOGLE INC                     CL A          38259P508     36,529       86,646  SH           SOLE                86,646
ITAU UNIBANCO BANCO MULTIPL    SPONS ADR     465562106     37,066    2,341,483  SH           SOLE             2,341,483
JPMORGAN CHASE & CO            COM           46625H100     53,493    1,568,239  SH           SOLE             1,568,239
MASTERCARD INC                 CL A          57636Q104     45,075      269,408  SH           SOLE               269,408
MEDCO HEALTH SOLUTIONS INC     COM           58405U102     80,031    1,754,672  SH           SOLE             1,754,672
PETROHAWK ENERGY CORP          COM           716495106     28,305    1,269,274  SH           SOLE             1,269,274
PRICELINE COM INC              COM NEW       741503403     27,332      245,023  SH           SOLE               245,023
QUALCOMM INC                   COM           747525103     26,471      585,632  SH           SOLE               585,632
RANGE RES CORP                 COM           75281A109     70,997    1,714,480  SH           SOLE             1,714,480
SBA COMMUNICATIONS CORP        COM           78388J106     28,392    1,156,959  SH           SOLE             1,156,959
SOUTHWESTERN ENERGY CO         COM           845467109     26,448      680,768  SH           SOLE               680,768
STRAYER ED INC                 COM           863236105     36,926      169,302  SH           SOLE               169,302
TERADATA CORP DEL              COM           88076W103     26,630    1,136,556  SH           SOLE             1,136,556
URBAN OUTFITTERS INC           COM           917047102     34,933    1,672,222  SH           SOLE             1,672,222
VISA INC                       COM CL A      92826C839     44,492      714,624  SH           SOLE               714,624
WALTER ENERGY INC              COM           93317Q105     53,317    1,471,219  SH           SOLE             1,471,219
